INCOME TAXES - Disclosure of detailed information about reconciliation of income tax computed at statutory tax rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Taxes [Abstract]
Canadian statutory tax rates	27.00%	27.00%
Income tax expense computed at Canadian statutory rates	$ 8,015	$ (284)
Foreign tax rates different from statutory rate	986	256
Withholding taxes, net of tax credits	0	9
Stock-based compensation	545	478
Foreign exchange	2,279	(153)
Inflationary adjustment	4,836	755
Other non-deductible items	1,375	1,451
Adjustments recognized in the current year in relation to prior years	(468)	92
Current year losses not recognized	2,456	3,990
Special mining duty Mexican tax	3,203	3,634
Recognition of previously unrecognized losses	(7,494)	(12,441)
Income tax expense	$ 15,733	$ (2,213)